Related Party Transactions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Deemed benefits provided to Non-executive directors	£ 0	£ 0	£ 2,460
Loans, advances or guarantees on behalf of directors	0
Aggregate gains made by executive directors		0	2,804,358
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	4,000,000	3,000,000	16,000,000
Revenue from rendering of goods and services, related party transactions	100,000	100,000	100,000
Amounts receivable, related party transactions	5,000,000	2,000,000	2,000,000
Amounts payable, related party transactions	£ 500,000	£ 900,000	£ 1,000,000